Summary of Significant Accounting Policies - Schedule of Disaggregates the Company’s Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregates the Company’s Revenues [Line Items]
Total revenues	$ 427,383,003	$ 176,957,128	$ 62,377,390
USA [Member]
Schedule of Disaggregates the Company’s Revenues [Line Items]
Total revenues	341,445,865	5,252,064
Other Areas [Member]
Schedule of Disaggregates the Company’s Revenues [Line Items]
Total revenues	$ 85,937,138	$ 171,705,064	$ 62,377,390